Annual Fund Operating Expenses (Invesco Basic Value Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.34%
Class B, Invesco Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	2.09%
Class C, Invesco Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	2.09%
Class R, Invesco Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.59%
Class Y, Invesco Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.09%